Feb. 28, 2017

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

NUVEEN CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen California High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.11%	0.11%	0.12%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.85%	1.65%	1.41%	0.65%	0.90%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

2.	The section “Fund Summaries—Nuveen California High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$503	$168	$144	$66	$340	$503	$168	$144	$66	$340
3 Years	$680	$520	$446	$208	$530	$680	$520	$446	$208	$530
5 Years	$872	$897	$771	$362	$736	$872	$897	$771	$362	$736
10 Years	$1,425	$1,955	$1,691	$810	$1,330	$1,425	$1,955	$1,691	$810	$1,330

3.	The section “Fund Summaries—Nuveen California Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.00%	0.25%
Other Expenses[3]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.07%	1.87%	0.87%	1.12%
Fee Waivers and/or Expense Reimbursements[4]	(0.27)%	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	1.60%	0.60%	0.85%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses are estimated for the current fiscal year.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through June 30, 2018 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Trustees of the Fund.

4.	The section “Fund Summaries—Nuveen California Intermediate Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond June 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	I	T	A	C	I	T
1 Year	$379	$163	$61	$335	$379	$163	$61	$335
3 Years	$597	$555	$244	$564	$597	$555	$244	$564

5.	The section “Fund Summaries—Nuveen California Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.76%	1.56%	1.31%	0.56%	0.81%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

6.	The section “Fund Summaries—Nuveen California Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$494	$159	$133	$57	$331	$494	$159	$133	$57	$331
3 Years	$653	$493	$415	$179	$502	$653	$493	$415	$179	$502
5 Years	$825	$850	$718	$313	$688	$825	$850	$718	$313	$688
10 Years	$1,323	$1,856	$1,579	$701	$1,227	$1,323	$1,856	$1,579	$701	$1,227

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen Connecticut Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.79%	1.59%	1.34%	0.59%	0.84%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

2.	The section “Fund Summaries—Nuveen Connecticut Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$497	$162	$136	$60	$334	$497	$162	$136	$60	$334
3 Years	$662	$502	$425	$189	$511	$662	$502	$425	$189	$511
5 Years	$840	$866	$734	$329	$704	$840	$866	$734	$329	$704
10 Years	$1,357	$1,889	$1,613	$738	$1,261	$1,357	$1,889	$1,613	$738	$1,261

3.	The section “Fund Summaries—Nuveen Massachusetts Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.81%	1.61%	1.36%	0.61%	0.86%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

4.	The section “Fund Summaries—Nuveen Massachusetts Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$499	$164	$138	$62	$336	$499	$164	$138	$62	$336
3 Years	$668	$508	$431	$195	$518	$668	$508	$431	$195	$518
5 Years	$851	$876	$745	$340	$715	$851	$876	$745	$340	$715
10 Years	$1,380	$1,911	$1,635	$762	$1,284	$1,380	$1,911	$1,635	$762	$1,284

5.	The section “Fund Summaries—Nuveen New Jersey Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.10%	0.09%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.81%	1.60%	1.36%	0.61%	0.86%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

6.	The section “Fund Summaries—Nuveen New Jersey Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$499	$163	$138	$62	$336	$499	$163	$138	$62	$336
3 Years	$668	$505	$431	$195	$518	$668	$505	$431	$195	$518
5 Years	$851	$871	$745	$340	$715	$851	$871	$745	$340	$715
10 Years	$1,380	$1,900	$1,635	$762	$1,284	$1,380	$1,900	$1,635	$762	$1,284

7.	The section “Fund Summaries—Nuveen New York Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.78%	1.58%	1.33%	0.58%	0.83%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

8.	The section “Fund Summaries—Nuveen New York Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$496	$161	$135	$59	$333	$496	$161	$135	$59	$333
3 Years	$659	$499	$421	$186	$508	$659	$499	$421	$186	$508
5 Years	$835	$860	$729	$324	$699	$835	$860	$729	$324	$699
10 Years	$1,345	$1,878	$1,601	$726	$1,250	$1,345	$1,878	$1,601	$726	$1,250